Stock Options and Warrants (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock Options and Warrants [Abstract]
Shares Balance, December 31, 2014	267,257
Shares, Forfeited during 2015	(21,033)
Shares, Granted during 2015	62,240
Shares Balance, December 31, 2015	308,464	267,257
Shares, Exercisable on December 31, 2015	151,576
Weighted- Average Excerise Price, Balance, December 31, 2014	$ 15.00
Weighted- Average Excerise Price, Forfeited during 2015	17.00
Weighted- Average Excerise Price, Granted during 2015	8.30
Weighted- Average Excerise Price, Balance, December 31, 2015	13.61	$ 15.00
Weighted- Average Excerise Price, Exercisable on December 31, 2015	$ 15.38
Options Outstanding, Weighted- Average Remaining Contractual Life	6 years 8 months 1 day	6 years 26 days
Weighted- Average Remaining Contractual Life, Exercisable	5 years 4 months 17 days
Aggregate Intrinsic Value Balance	$ 47,000
Aggregate Intrinsic Value Balance		$ 47,000
Aggregate Intrinsic Value, Exercisable on December 31, 2015